[LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RF/SEMI-ANNUAL 11/00

                                     [LOGO]

                                   SEMI-ANNUAL REPORT

        THE RESERVE FUND

          PRIMARY FUND
          U.S. GOVERNMENT FUND
          U.S. TREASURY FUND

                                 NOVEMBER 30, 2000

                        THE RESERVE FUND -- PRIMARY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                     VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--76.2%                 (NOTE 1)
 ---------    ----------------------------------------------                 --------
              DOMESTIC--17.9%
$100,000,000  American Express Centurion Bank, 6.63%, 1/19/01.........  $       100,000,000
 200,000,000  Bank One, 6.65%, 3/26/01................................          200,000,000
 150,000,000  Comerica Bank, 6.62%, 6/19/01...........................          171,981,576
  50,000,000  First Tennessee Bank, 6.63%, 2/27/01....................           50,000,000
 225,000,000  Southtrust Bank, 6.63%, 2/01/01.........................          225,000,000
  75,000,000  State Street Bank & Trust Co., 6.58%, 12/07/00..........           75,000,000
 147,000,000  Wilmington Trust Co., 6.69%, 1/10/01....................          147,000,000
                                                                        -------------------
                                                                                968,981,576
                                                                        -------------------
              YANKEES--58.3%
 225,000,000  Bank Austria, 6.65%, 1/17/01............................          225,000,000
 200,000,000  Banque National de Paris, 6.64%, 1/18/01................          200,000,000
 225,000,000  Bayerische Hypo-und Vereinsbank, AG, 6.64%, 2/08/01.....          225,000,000
 100,000,000  Canadian Imperial Bank of Commerce, 6.70%, 2/12/01......           99,990,511
 225,000,000  Commerzbank AG, 6.63%, 2/06/01..........................          225,000,000
 150,000,000  Credit Agricole Indosuez, 6.55%, 12/20/00...............          150,000,000
 225,000,000  Danske Bank, 6.64%, 2/02/01.............................          225,000,000
 200,000,000  Deutsche Bank, 6.72%, 2/20/01...........................          200,000,000
 200,000,000  Dexia Bank, 6.58%, 12/05/00.............................          200,000,000
 225,000,000  Dresdner Bank, 6.63%, 2/07/01...........................          225,000,000
 200,000,000  Lloyds TSB Bank PLC, 6.57%, 12/21/00....................          200,000,000
 225,000,000  National Westminster Bank PLC, 6.64%, 1/31/01...........          225,000,000
 150,000,000  Rabobank Nederland, 6.56%, 1/24/01......................          149,991,563
 200,000,000  Societe Generale, 6.54%, 12/20/00.......................          200,000,000
 200,000,000  Svenska Handelsba Ken, 6.92, 8/17/01....................          199,973,109
 200,000,000  Westdeutsche Landsbank Girozentrale, 6.80%, 3/23/01.....          199,970,896
                                                                        -------------------
                                                                              3,149,926,079
                                                                        -------------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $4,118,907,655).........................................        4,118,907,655
                                                                        -------------------
              REPURCHASE AGREEMENTS--22.8%
 809,000,000  Bear, Stearns & Co. Inc., 6.56%, 12/1/00 (collateralized by FGPC 6.0% to 7.5% due 5/01/29 to 11/01/30 valued at
              $10,973,558, FGRA 7.06% to 7.31% due 2/15/27 to 10/15/30
              valued $34,974,428, FGRM 6.0% to 7.0% due 4/15/08 to
              10/15/23 valued at $15,900,451, FGSI 6.5% to 7.0% due
              1/1/24 to 9/01/29 valued at $308,958,824, FGSP 0% due
              3/01/28 to 12/01/29 valued at $112,839,908, FNST 0% to
              8.0% due 9/1/24 to 11/1/29 valued at $281,720,111, FNRA
              4.79% due 7/25/07 valued at $5,812,805, FNRM 0% to 7.0%
              due 11/25/04 to 7/25/30 valued at $35,030,186, FXRM
              6.25% to 6.7% due 3/18/18 to 8/18/28 valued at
              $20,572,405, GNMA 6.375% to 8.0% due 2/20/23 to 11/15/30
              valued at $21,018,648)..................................          809,000,000
 400,000,000  Chase Manhattan Bank, 6.55%, 12/01/00 (collateralized by
              FGSP 0% due 6/01/26 to 9/01/30 valued at $235,943,326,
              FGSI 0% due 9/01/21 to 11/01/30 valued at
              $176,059,161)...........................................          400,000,000
  20,000,000  State Street Bank , 6.53%, 12/1/00 (collateralized by
              GNMA, 7.375% due 5/20/29 valued at $21,250,000).........           20,000,000
                                                                        -------------------
              Total Repurchase Agreements (Cost $1,229,000,000).......        1,229,000,000
                                                                        -------------------

               TOTAL INVESTMENTS (COST $5,347,907,655).............      99.0%  5,347,907,655
               ASSETS, LESS OTHER LIABILITIES......................       1.0      55,910,536
                                                                     --------  --------------
               NET ASSETS..........................................     100.0% $5,403,818,191
                                                                     ========  ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 5,403,818,191 SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE
               OUTSTANDING...................................................           $1.00
                                                                               ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND--U.S. GOVERNMENT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                    VALUE
   AMOUNT     REPURCHASE AGREEMENTS--99.8%                                  (NOTE 1)
 ---------    ----------------------------                                  --------
              Bear, Stearns & Co. Inc., 6.54%, 12/1/00 (collateralized
              by GNMA, 6.00% to 8.5% due from 9/15/09 to 10/15/30
              valued at $476,210,947).................................  $     451,000,000
$451,000,000
              State Street Bank, 6.53%, 12/1/00 (collateralized by
              GNMA, 7.0% to 7.50% due from 5/20/27 to 7/15/30 valued
              at $323,110,000)........................................        303,000,000
 303,000,000
                                                                        -----------------

               TOTAL REPURCHASE AGREEMENTS (COST $754,000,000).....      99.8%  754,000,000
               OTHER ASSETS, LESS LIABILITIES......................       0.2     1,138,716
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $755,138,716
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 755,138,716 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................         $1.00
                                                                               ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND--U.S. TREASURY FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                VALUE
   AMOUNT     U.S. TREASURY BILLS--99.5%                                (NOTE 1)
 ---------    --------------------------                                --------
$ 37,000,000  6.08%, 12/7/00......................................  $      36,963,273
  17,500,000  6.45%, 12/15/00.....................................         17,456,206
  43,500,000  6.40%, 12/12/00.....................................         43,369,150
  35,000,000  6.43%, 12/21/00.....................................         34,876,140
  24,500,000  6.12%, 1/11/01......................................         24,331,886
  19,500,000  6.23%, 1/18/01......................................         19,340,587
  26,000,000  6.06%, 1/25/01......................................         25,761,667
  13,500,000  6.30%, 2/1/01.......................................         13,355,966
  29,000,000  6.25%, 2/22/01......................................         28,592,447
  29,000,000  6.13%, 3/15/01......................................         28,501,883
  22,000,000  6.21%, 3/22/01......................................         21,591,150
                                                                    -----------------

               TOTAL U.S. TREASURY BILLS (COST $294,140,355).......      99.5%  294,140,355
               OTHER ASSETS, LESS LIABILITIES......................       0.5     1,388,537
                                                                     --------  ------------
               NET ASSETS..........................................     100.0% $295,528,892
                                                                     ========  ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICES PER SHARE
               BASED ON 295,528,892 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................         $1.00
                                                                               ============

                                          GLOSSARY
FGPC        FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA        Federal Home Loan Mortgage Corp. ("FHLMC") Gold Adjustable Rate REMIC
FGRM        FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSI        Freddie MAC Gold Strip Interest Portion
FGSP        Freddie MAC Gold Strip Principle only
FNMA        Federal National Mortgage Association
FNMS        FNMA Mortgage-Backed Pass-Through Securities
FNRA        FNMA REMIC Adjustable Rate Mortgage-Backed Pass-Through Securities
FNST        FNMA Strips
FNRM        Federal National Mortgage Association ("FNMA") REMIC Mortgage-Backed
            Pass-Through Securities
FRRM        Government National Mortgage Association ("GNMA") REMIC issued by FHLMC Fixed
            Rate
FXRM        Freddie Mac Fixed Rate REMIC
GNMA        Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

                                                                                    U.S.         U.S.
                                                                     PRIMARY     GOVERNMENT    TREASURY
                                                                       FUND         FUND         FUND
                                                                   ------------  -----------  -----------
INTEREST INCOME (Note 1).........................................  $167,305,231  $23,284,904  $ 9,638,750
                                                                   ------------  -----------  -----------

EXPENSES (Note 2)
  Comprehensive Management fees..................................    20,167,714  2,837,759      1,268,146
  12b-1 fees.....................................................     5,013,738    709,439        318,788
  Other operating expenses.......................................        28,190                   105,000
                                                                   ------------  -----------  -----------
    Total Expenses before waivers................................    25,209,642  3,547,198      1,691,934
    Less: expenses waived........................................                                (158,705)
                                                                   ------------  -----------  -----------
    Net Expenses.................................................    25,209,642  3,547,198      1,533,229
                                                                   ------------  -----------  -----------

NET INVESTMENT INCOME, representing net increase in Net Assets from Investment Operations.....................................  $142,095,589  $19,737,706  $ 8,105,521
                                                                   ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                      PRIMARY FUND                   U.S. GOVERNMENT FUND               U.S. TREASURY FUND
                           ----------------------------------  --------------------------------  --------------------------------
                              SIX MONTHS           YEAR          SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                ENDED             ENDED             ENDED            ENDED            ENDED            ENDED
                             NOVEMBER 30,        MAY 31,        NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                               2000(A)             2000            2000(A)           2000            2000(A)           2000
                           ----------------  ----------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    142,095,589  $    178,445,414  $   19,737,706   $    33,030,261   $   8,105,521   $    13,578,731
                           ----------------  ----------------  ---------------  ---------------   -------------   ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (142,095,589)     (178,445,414)    (19,737,706)      (33,030,261)     (8,105,521)      (13,578,731)
                           ----------------  ----------------  ---------------  ---------------   -------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net
  asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    15,654,174,266    23,580,681,398   1,600,234,461     3,858,075,628     692,638,391     1,623,852,533
  Dividends reinvested...       142,095,589       178,445,414      19,737,706        33,030,261       8,105,521        13,578,731
  Cost of shares
    redeemed.............   (14,748,392,041)  (22,733,249,526) (1,532,531,492)   (3,939,601,776)   (802,417,556)   (1,526,930,793)
                           ----------------  ----------------  ---------------  ---------------   -------------   ---------------
  Net increase (decrease)
    derived from capital
    share transactions
    and from investment
    operations...........     1,047,877,814     1,025,877,286      87,440,675       (48,495,887)   (101,673,644)      110,500,471

NET ASSETS:
  Beginning of period....     4,355,940,377     3,330,063,091     667,698,041       716,193,928     397,202,536       286,702,065
                           ----------------  ----------------  ---------------  ---------------   -------------   ---------------
  End of period..........  $  5,403,818,191  $  4,355,940,377  $  755,138,716   $   667,698,041   $ 295,528,892   $   397,202,536
                           ================  ================  ===============  ===============   =============   ===============

-----------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into four (4) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and the Strategist Money-Market Fund (collectively, the "Funds"). The financial statements and notes apply only to Primary, U.S. Government and U.S. Treasury Funds.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of principal amount of the instruments; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's weighted average life to maturity.

     C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Funds' Board of Trustees. The Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser prior to June 26, 1999, RMCI received a management fee calculated at an annual rate of .50% of the first
     $500 million, .475% of the next $500 million, .45% of the next
     $500 million, .425% of the $500 next million, and .40% in excess of $2 billion of average daily net assets of both Primary Fund and U.S. Government Fund. Effective June 26, 1999, the Primary and U.S. Government Funds entered into a new Investment Management Agreement with RMCI, which is substantially similar to the Investment Management Agreement previously in effect with regard to each Fund, except for a new comprehensive management fee. The U.S. Treasury Fund, since inception, has been subject to a comprehensive management fee. The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds.

     For its services, RMCI receives a fee of 0.80% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. During the six months ended November 30, 2000, RMCI voluntarily reduced its fee for the U.S. Treasury Fund by $111,084.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, each Fund may make assistance payments, at a rate not to exceed .20% per annum of the average net asset value, to firms for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. RMCI also has voluntarily agreed to reduce the payments made by U.S. Treasury Fund to an annual rate of .17%. During the six months ended November 30, 2000, RMCI voluntarily reimbursed the Fund a total of $47,621 pursuant to the undertaking.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2000, the composition of each Fund's net assets was as follows:

                                            PRIMARY FUND   U.S. GOVERNMENT FUND  U.S. TREASURY FUND
                                           --------------  --------------------  ------------------
      Par Value..........................  $    5,403,818      $    755,139         $    295,529
      Paid-in-Capital....................   5,398,414,373       754,383,577          295,233,363
                                           --------------      ------------         ------------
      Net Assets.........................  $5,403,818,191      $755,138,716         $295,528,892
                                           ==============      ============         ============

(5)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding of each Fund for the periods as indicated.

                                                   SIX MONTHS
                                                      ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
                                                     2000(A)         2000         1999         1998         1997         1996
                                                 ---------------  -----------  -----------  -----------  -----------  -----------
      PRIMARY FUND
      -----------------------------------------
      Net asset value beginning of year........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................        .0283          .0492        .0438        .0483        .0457        .0490
      Less dividends from net investment
        income.................................       (.0283)        (.0492)      (.0438)      (.0483)      (.0457)      (.0490)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of year...........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        5.64%(b)       4.92%        4.38%        4.83%        4.57%        4.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of year (millions)........     $5,403.8       $4,355.9     $3,330.1     $2,707.6     $2,104.1     $1,664.1
      Ratio of expenses to average net
        assets.................................        1.00%(b)       1.00%        1.00%         .94%         .98%         .98%
      Ratio of net investment income to average
        net assets.............................        5.63%(b)       4.74%        4.26%        4.71%        4.47%        4.79%
      U.S. GOVERNMENT FUND
      -----------------------------------------
      Net asset value beginning of year........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................        .0279          .0471        .0426        .0471        .0449        .0484
      Less dividends from net investment
        income.................................       (.0279)        (.0471)      (.0426)      (.0471)      (.0449)      (.0484)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of year...........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        5.56%(b)       4.71%        4.26%        4.71%        4.49%        4.84%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of year (millions)........     $  755.1       $  667.7     $  716.2     $  652.5     $  611.8     $  568.5
      Ratio of expenses to average net
        assets.................................        1.00%(b)       1.00%        1.00%         .99%         .99%        1.00%
      Ratio of net investment income to average
        net assets.............................        5.56%(b)       4.12%        4.16%        4.63%        4.40%    4.75%

--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                      ENDED                       FOR FISCAL YEARS ENDED MAY 31,
                                                  NOVEMBER 30,    ---------------------------------------------------------------
                                                     2000(A)         2000         1999         1998         1997         1996
                                                 ---------------  -----------  -----------  -----------  -----------  -----------
      U.S. TREASURY FUND
      -----------------------------------------
      Net asset value beginning of year........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    --------       --------     --------     --------     --------     --------
      Net investment income from investment
        operations.............................        .0256          .0443        .0410        .0456        .0443        .0466
      Less dividends from net investment
        income.................................       (.0256)        (.0443)      (.0410)      (.0456)      (.0443)      (.0466)
                                                    --------       --------     --------     --------     --------     --------
      Net asset value at end of year...........     $ 1.0000       $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000
                                                    ========       ========     ========     ========     ========     ========
      Total Return.............................        5.11%(b)       4.43%        4.10%        4.56%        4.43%        4.66%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------------
      Net assets end of year (millions)........     $  295.5       $  397.2     $  286.7     $  239.8     $  169.2     $  142.8
      Ratio of expenses to average net assets
        (c)....................................        1.07%(b)       1.00%        1.00%         .97%         .97%         .99%
      Ratio of net investment income to average
        net assets (c).........................        5.01%(b)       4.12%        3.76%        4.26%        4.13%        4.33%

---------------

(a)  Unaudited
(b)  Annualized
(c) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income of the U.S. Treasury Fund amounted to:

                         SIX                      NET
                         MONTHS       EXPENSE  INVESTMENT
                         ENDED         RATIO     INCOME
                         -----        -------  ----------

                            11/00      .97%(b)   5.11%(b)
                         FISCAL YEAR
                           ------
                             5/00      .86       4.26
                             5/99      .77       3.99
                             5/98      .77       4.46
                             5/97      .77       4.33
                             5/96      .79       4.53

(b)  Annualized.